AQR FUNDS

Supplement dated January 14, 2021 (“Supplement”)

to the Class I Shares and Class N Shares Prospectus,

dated May 1, 2020, as amended (the “Prospectus”),

of the AQR Global Macro Fund (the “Fund”)

This Supplement updates certain information contained in the Prospectus. Please review this important information carefully. You may obtain copies of the Fund’s Prospectuses and Statement of Additional Information free of charge, upon request, by calling (866) 290-2688, or by writing to AQR Funds, P.O. Box 2248, Denver, CO 80201-2248.

Effective March 31, 2021:

•	the sub-section entitled “AQR Global Macro Fund—Portfolio Managers” on page 32 of the Prospectus is hereby deleted in its entirety and replaced with the following:

Name	Portfolio Manager of the Fund Since	Title
John M. Liew, Ph.D., M.B.A.	April 8, 2014	Founding Principal of the Adviser
Jordan Brooks, Ph.D., M.A.	April 8, 2014	Principal of the Adviser
Michael Katz, Ph.D., A.M.	April 8, 2014	Principal of the Adviser
Yao Hua Ooi	January 1, 2020	Principal of the Adviser
Ashwin Thapar	March 31, 2021	Principal of the Adviser
Jonathan Fader	March 31, 2021	Managing Director of the Adviser

•

in the sub-section entitled “Portfolio Managers of the Adviser” beginning on page 178 of the Prospectus, the section of the chart that lists the portfolio managers of the AQR Global Macro Fund is hereby deleted in its entirety and replaced with the following:

Fund	Portfolio Managers
AQR Global Macro Fund	John M. Liew, Ph.D., M.B.A.
Jordan Brooks, Ph.D., M.A.
Michael Katz, Ph.D., A.M.
Yao Hua Ooi
Ashwin Thapar
Jonathan Fader

•	in the sub-section entitled “Portfolio Managers of the Adviser” beginning on page 180 of the Prospectus, the following is hereby added to the listing of portfolio manager biographies:

Ashwin Thapar, is a Principal of the Adviser. Mr. Thapar joined the Adviser in 2008 and is a senior member of the Research and Portfolio Management team. In his role, Mr. Thapar co-heads research and portfolio management efforts on the Adviser’s macro and multi-strategy funds. Mr. Thapar earned a B.Sc. in finance and a B.A. in mathematics from the University of Pennsylvania.

Jonathan Fader, is a Managing Director of the Adviser. Mr. Fader joined the Adviser in 2014 and is a portfolio manager for the Global Macro strategy and a member of the discretionary macro research team. Mr. Fader earned a B.S. in applied mathematics-economics from Brown University.

PLEASE RETAIN THIS SUPPLEMENT FOR YOUR FUTURE REFERENCE

AQR FUNDS

Supplement dated January 14, 2021 (“Supplement”)

to the Class R6 Shares Prospectus,

dated May 1, 2020, as amended (the “Prospectus”),

of the AQR Global Macro Fund (the “Fund”)

This Supplement updates certain information contained in the Prospectus. Please review this important information carefully. You may obtain copies of the Fund’s Prospectuses and Statement of Additional Information free of charge, upon request, by calling (866) 290-2688, or by writing to AQR Funds, P.O. Box 2248, Denver, CO 80201-2248.

Effective March 31, 2021:

•	the sub-section entitled “AQR Global Macro Fund—Portfolio Managers” on page 32 of the Prospectus is hereby deleted in its entirety and replaced with the following:

Name	Portfolio Manager of the Fund Since	Title
John M. Liew, Ph.D., M.B.A.	April 8, 2014	Founding Principal of the Adviser
Jordan Brooks, Ph.D., M.A.	April 8, 2014	Principal of the Adviser
Michael Katz, Ph.D., A.M.	April 8, 2014	Principal of the Adviser
Yao Hua Ooi	January 1, 2020	Principal of the Adviser
Ashwin Thapar	March 31, 2021	Principal of the Adviser
Jonathan Fader	March 31, 2021	Managing Director of the Adviser

•

in the sub-section entitled “Portfolio Managers of the Adviser” beginning on page 178 of the Prospectus, the section of the chart that lists the portfolio managers of the AQR Global Macro Fund is hereby deleted in its entirety and replaced with the following:

Fund	Portfolio Managers
AQR Global Macro Fund	John M. Liew, Ph.D., M.B.A.
Jordan Brooks, Ph.D., M.A.
Michael Katz, Ph.D., A.M.
Yao Hua Ooi
Ashwin Thapar
Jonathan Fader

•	in the sub-section entitled “Portfolio Managers of the Adviser” beginning on page 180 of the Prospectus, the following is hereby added to the listing of portfolio manager biographies:

Ashwin Thapar, is a Principal of the Adviser. Mr. Thapar joined the Adviser in 2008 and is a senior member of the Research and Portfolio Management team. In his role, Mr. Thapar co-heads research and portfolio management efforts on the Adviser’s macro and multi-strategy funds. Mr. Thapar earned a B.Sc. in finance and a B.A. in mathematics from the University of Pennsylvania.

Jonathan Fader, is a Managing Director of the Adviser. Mr. Fader joined the Adviser in 2014 and is a portfolio manager for the Global Macro strategy and a member of the discretionary macro research team. Mr. Fader earned a B.S. in applied mathematics-economics from Brown University.

PLEASE RETAIN THIS SUPPLEMENT FOR YOUR FUTURE REFERENCE

AQR FUNDS

Supplement dated January 14, 2021 (“Supplement”)

to the Statement of Additional Information,

dated May 1, 2020, as amended (the “SAI”),

of the AQR Global Macro Fund (the “Fund”)

This Supplement updates certain information contained in the SAI. Please review this important information carefully. You may obtain copies of the Fund’s Prospectuses and Statement of Additional Information free of charge, upon request, by calling (866) 290-2688, or by writing to AQR Funds, P.O. Box 2248, Denver, CO 80201-2248.

Effective March 31, 2021:

•	the following information is hereby added to the section entitled “Portfolio Manager Holdings” beginning on page 54 of the SAI:

Portfolio Manager	Name of Fund	Dollar Range of Equity Securities Beneficially Owned*
Ashwin Thapar	AQR Global Macro Fund	None
Jonathan Fader	AQR Global Macro Fund	None
*	Holdings information provided as of December 31, 2020.

•	in the section entitled “Other Accounts Managed” beginning on page 56 of the SAI, the following information is hereby added directly preceding the section entitled “Potential Conflicts of Interest”:

The following table indicates the number of accounts and assets under management for each type of account managed as of December 31, 2020:

	NUMBER OF OTHER ACCOUNTS MANAGED AND ASSETS BY ACCOUNT TYPE
PORTFOLIO MANAGER	REGISTERED INVESTMENT COMPANY		OTHER POOLED INVESTMENT VEHICLES		OTHER ACCOUNTS
	# of Accts.	Assets Under Management	# of Accts.	Assets Under Management	# of Accts.	Assets Under Management
Ashwin Thapar	1	$189,275,895	35	$10,480,333,983	32	$20,138,978,935
Jonathan Fader	-	-	2	$507,371,018	-	-

	NUMBER OF OTHER ACCOUNTS AND ASSETS FOR WHICH THE ADVISORY FEE IS BASED ON PERFORMANCE
PORTFOLIO MANAGER	REGISTERED INVESTMENT COMPANY		OTHER POOLED INVESTMENT VEHICLES		OTHER ACCOUNTS
	# of Accts.	Assets Under Management	# of Accts.	Assets Under Management	# of Accts.	Assets Under Management
Ashwin Thapar	-	-	31	$7,995,407,142	13	$7,994,062,234
Jonathan Fader	-	-	2	$507,371,018	-	-

PLEASE RETAIN THIS SUPPLEMENT FOR YOUR FUTURE REFERENCE